Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 131	$ 149	$ 122	$ 280	$ 324
M&A and corporate finance fees	156	178	220	335	456
Brokerage fees	800	880	870	1,681	1,948
Investment fund fees	1,179	1,178	1,233	2,357	2,621
Portfolio management and related services	2,254	2,210	2,298	4,464	4,761
Other	487	480	492	967	993
Total fee and commission income	5,008	5,076	5,235	10,083	11,103
Fee and commission expense	419	447	450	866	934
Net fee and commission income	4,589	4,628	4,785	9,217	10,169
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	3,134	3,145	3,281
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	465	449	422
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	673	687	720
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	731	791	811
Group Functions
Net fee And Commission Income [Line Items]
Total fee and commission income	4	3	1
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	3,496	3,413	3,593	6,909	7,452
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	1,504	1,639	1,632	3,143	3,621
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 7	$ 24	$ 10	$ 31	$ 29